Investment in associate (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of investment

	2023	2022

Current assets	29,004	32,651
Non-current assets	120,289	122,378
Current liabilities	(28,842)	(22,840)
Non-current liabilities	(91,613)	(96,442)
Equity	28,838	35,747
Company’s share in equity - 30%	8,651	10,724
Goodwill	43,183	43,183
Carrying amount of the investment	51,834	53,907

	2023	2022	2021

Revenue	148,042	138,584	127,618
Cost of services	(71,282)	(57,421)	(57,935)
Selling, general and administrative expenses	(37,205)	(34,991)	(24,025)
Finance results	(6,123)	(4,103)	(4,585)
Income before income taxes	33,432	42,069	41,073
Income taxes expenses	(1,782)	(1,456)	(1,748)
Net income	31,650	40,613	39,325
Company’s share of income	9,495	12,184	11,797

	2023	2022	2021

Opening balance	53,907	48,477	51,410
Dividends received	(9,900)	(6,754)	(11,770)
Dividends receivable (included in Other assets)	(1,668)	-	(2,960)
Share of income	9,495	12,184	11,797
Closing balance	51,834	53,907	48,477